Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following tables reflect the effect of the change in accounting principle on the consolidated financial statements as of and for the year ended December 31, 2023:
Consolidated Statements of Income

(in millions)	As Computed under LIFO	Effect of Change	As Reported
Cost of products	$986.9	$(2.2)	$984.7
Income tax provision	22.9	0.6	23.5
Income from continuing operations	127.7	1.6	129.3
Income from discontinued operations, net of taxes	478.0	(24.7)	453.3
Net income	605.7	(23.1)	582.6
Basic earnings per share:
Income from continuing operations	$3.99	$0.05	$4.04
Income from discontinued operations	14.94	(0.77)	14.17

Net income	$18.93	$(0.72)	$18.21
Diluted earnings per share:
Income from continuing operations	$3.97	$0.05	$4.02
Income from discontinued operations	14.88	(0.77)	14.11

Net income	$18.85	$(0.72)	$18.13
Consolidated Statements of Comprehensive Income

(In millions)	As Computed under LIFO	Effect of Change	As Reported
Comprehensive income	$614.2	$(23.1)	$591.1

Consolidated Balance Sheets

(in millions)	As Computed under LIFO	Effect of Change	As Reported
Inventories	$212.6	$26.3	$238.9
Other current liabilities	114.0	4.1	118.1
Other liabilities	63.4	2.7	66.1
Retained earnings	1,444.1	19.5	1,463.6
Consolidated Statements of Cash Flows

(In millions)	As Computed under LIFO	Effect of Change	As Reported
Cash flows from continuing operating activities:
Income from continuing operations	$127.7	$1.6	$129.3
Adjustments to reconcile income from continuing operations to cash provided by continuing operating activities:
LIFO expense	2.2	(2.2)	—
Change in operating assets and liabilities from continuing operations:
Other assets and liabilities, net	28.5	0.6	29.1
Cash provided by continuing operating activities	74.2	—	74.2
The following tables reflect the impact to the financial statement line items as a result of the change in accounting principle for the prior periods presented in the accompanying financial statements:
Consolidated Statements of Income

	Year Ended December 31, 2022			Year Ended December 31, 2021
(In millions, except per share data)	As Reported (1)	Effect of Change	As Adjusted	As Reported (1)	Effect of Change	As Adjusted
Cost of products	$977.6	$(3.7)	$973.9	$840.8	$(1.2)	$839.6
Income tax provision	15.3	0.9	16.2	26.7	0.3	27.0
Income from continuing operations	101.0	2.8	103.8	91.6	0.9	92.5
Income from discontinued operations, net of taxes	29.7	3.9	33.6	26.8	(0.2)	26.6
Net income	130.7	6.7	137.4	118.4	0.7	119.1
Basic earnings per share:
Income from continuing operations	$3.15	$0.09	$3.24	$2.86	$0.03	$2.89
Income from discontinued operations	0.93	0.12	1.05	0.84	(0.01)	0.83

Net income	$4.08	$0.21	$4.29	$3.70	$0.02	$3.72
Diluted earnings per share:
Income from continuing operations	$3.14	$0.09	$3.23	$2.85	$0.03	$2.88
Income from discontinued operations	0.93	0.12	1.05	0.84	(0.01)	0.83

Net income	$4.07	$0.21	$4.28	$3.69	$0.02	$3.71
Consolidated Statements of Comprehensive Income

	Year Ended December 31, 2022			Year Ended December 31, 2021
(In millions)	As Reported (1)	Effect of Change	As Adjusted	As Reported (1)	Effect of Change	As Adjusted
Comprehensive income	$123.8	$6.7	$130.5	$140.9	$0.7	$141.6

Consolidated Balance Sheet

	December 31, 2022			December 31, 2021
(In millions)	As Reported (1)	Effect of Change	As Adjusted	As Reported (1)	Effect of Change	As Adjusted
Inventories	$239.8	$24.2	$264.0	$163.3	$20.5	$183.8
Current assets of discontinued operations	216.1	33.4	249.5	173.3	28.1	201.4
Other current liabilities	108.2	3.6	111.8	92.5	2.7	95.2
Other liabilities	79.9	11.3	91.2	97.3	9.9	107.2
Retained earnings	851.3	42.7	894.0	733.4	36.0	769.4
Consolidated Statements of Cash Flows

	Year Ended December 31, 2022			Year Ended December 31, 2021
(In millions)	As Reported (1)	Effect of Change	As Adjusted	As Reported (1)	Effect of Change	As Adjusted
Cash flows from continuing operating activities:
Income from continuing operations	$101.0	$2.8	$103.8	$91.6	$0.9	$92.5
Adjustments to reconcile income from continuing operations to cash provided by continuing operating activities:
LIFO expense	3.6	(3.6)	—	1.1	(1.1)	—
Change in operating assets and liabilities from continuing operations:
Other assets and liabilities, net	11.9	0.8	12.7	5.2	0.2	5.4
Cash provided by continuing operating activities	135.2	—	135.2	174.9	—	174.9

(1)	As Reported represents the consolidated financial statement balances that have been recast for discontinued operations presentation.